NET OPERATING REVENUE (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) item	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)
Disclosure of disaggregation of net operating revenue [line items]
Construction revenue		R$ 1,535,840
Equity income		637,001	R$ 972,602	R$ 763,016
Other revenues		925,906	710,591	768,764
Gross operating and other revenue		44,430,850	35,228,231	35,003,301
(-) Deductions from Operating Revenue
(-) ICMS		(1,124,432)	(995,304)	(926,475)
(-) PASEP and COFINS		(3,657,952)	(3,310,459)	(3,253,511)
(-) Sector charges		(2,022,289)	(1,832,748)	(1,771,906)
(-) Other deductions (including ISS)		(9,936)	(9,207)	(9,280)
Total deduction from operating revenue		(6,814,609)	(6,147,718)	(5,961,172)
Net Operating Revenue		R$ 37,616,241	R$ 29,080,513	29,042,129
Percentage of revenue fees		10.00%
IPCA correction (as a percent)		9.63%	4.38%
Number of Gigawatt hours traded on the CCEE short-term market for imports of energy during the period | item		1,116	234
Eletrobras IMP
Disclosure of disaggregation of net operating revenue [line items]
CCEE (a)	R$ 1,426,062
(-) Deductions from Operating Revenue
CCEE	R$ 1,426,062
Generation
Disclosure of disaggregation of net operating revenue [line items]
Supply		R$ 15,261,475	R$ 14,425,819	15,870,784
Power supply for end consumers		3,334,527	2,661,499	2,282,200
CCEE (a)		3,090,100	1,176,156	1,353,218
Revenue from operation and maintenance		4,220,474	3,982,409	3,549,019
Construction revenue		82,205	37,800	49,353
Transfer Itaipu		65,831	(13,566)	269,432
Total gross revenue		26,054,612	22,270,117	23,374,006
(-) Deductions from Operating Revenue
CCEE		3,090,100	1,176,156	1,353,218
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Revenue from operation and maintenance		5,967,866	5,443,107	4,255,148
Construction revenue		1,535,840	778,202	753,025
Contractual financial income (c)		9,946,626	6,026,214	5,852,358
Total gross revenue		17,450,332	R$ 12,247,523	R$ 10,860,531
(-) Deductions from Operating Revenue
Net Operating Revenue		R$ 15,731,910